Property, Plant and Equipment Disclosure	6 Months Ended
Feb. 28, 2017
Notes
Property, Plant and Equipment Disclosure

Note 4 – Property and Equipment

Property and Equipment consisted of the following at November 30, 2016 and August 31, 2016

	2/28/2016	8/31/16
Property Plant and Equipment	$ 282,427	$ 282,427
Less accumulated depreciation	(236,148)	(214,304)
Property and equipment, net	$ 46,279	$ 68,123

The Company depreciates its property and equipment using accelerated methods over lives of five or seven years.  In three months ended November 30, 2016, and 2015, depreciation was $10,922 and $17,760, respectively.